Dispositions and Impairments	12 Months Ended
Dec. 31, 2015
Dispositions and Impairments
 DISPOSITIONS AND IMPAIRMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

DISPOSITIONS

2015

AEPRO (Corporate and Other) (Applies to AEP)

In October 2015, AEP signed a Purchase and Sale Agreement to sell its commercial barge transportation subsidiary, AEPRO, to a nonaffiliated party. The sale closed in November 2015 and resulted in a net gain of $253 million that was recorded in Income from Discontinued Operations, Net of Tax, on the statement of income. AEP received net cash proceeds from the sale of $491 million, which were immediately available for use in AEP’s continuing operations. The cash proceeds of $539 million were recorded in Discontinued Investing Activities on the statement of cash flows. These proceeds were reduced by a make whole payment on the extinguishment of AEPRO long-term debt of $32 million, which was recorded in Discontinued Financing Activities, and transaction costs of $16 million, which were recorded in Discontinued Operating Activities, on the statement of cash flows. The nonaffiliated party acquired AEPRO by purchasing all of the common stock of AEP Resources, Inc., the parent company of AEPRO.  The nonaffiliated party assumed certain assets and liabilities of AEPRO, excluding the equity method investment in IMT, pension and benefit assets and liabilities and debt obligations. Prior to the closing of the sale, AEP retired the debt obligations of AEPRO. AEP retained ownership of its captive barge fleet that delivers coal to the company’s regulated coal-fueled power plant units owned or leased by AEGCo, APCo, I&M, KPCo and WPCo.  AEP signed a contract with the nonaffiliated party to dispatch and schedule its captive barge fleet for the company’s regulated coal-fueled power plant units.  AEP also has a separate contract with the nonaffiliated party to barge coal for AGR. These agreements with the nonaffiliated party extend through the end of 2016.

In the third quarter of 2015, AEPRO was determined to be discontinued operations and subsequently classified as held for sale. The assets and liabilities were classified as Assets from Discontinued Operations and Liabilities from Discontinued Operations, respectively, on AEP’s balance sheet as of December 31, 2014 and as shown in the following table:

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

Results of operations of AEPRO have been classified as discontinued operations on AEP’s statements of income for the years ended December 31, 2015, 2014 and 2013 as shown in the following table:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

Muskingum River Plant (Generation & Marketing segment) (Applies to AEP)

In August 2015, AGR sold its retired Muskingum River Plant site including its associated Asset Retirement Obligations (ARO) to a nonaffiliated party.  AGR paid $48 million and the nonaffiliated party took ownership of the Muskingum River Plant site assets and assumed responsibility for environmental liabilities and ARO, including ash pond closure, asbestos abatement and decommissioning and demolition.  As a result of the sale, a net gain of $32 million was recognized and recorded in Other Operation on the statement of income.  The cash paid was recorded in Operating Activities on the statements of cash flows.

2013

Conesville Coal Preparation Company (Transmission and Distribution Utilities segment) (Applies to AEP and OPCo)

In April 2013, OPCo closed on the sale of its Conesville Coal Preparation Company.  This sale did not have a significant impact on OPCo’s financial statements.

IMPAIRMENTS

2013

Amos Plant, Unit 3 (Vertically Integrated Utilities segment) (Applies to AEP and APCo)

In July 2013, the Virginia SCC approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but, for rate purposes, reduced the proposed transfer price by $83 million pretax.  The Virginia jurisdictional share of the reduced price was approximately $39 million.  As a result of the Virginia order, in the fourth quarter of 2013, management recorded a pretax impairment of $39 million in Asset Impairments and Other Related Charges on the statement of income.  No impairment was recorded for the West Virginia jurisdictional share as these amounts were approved for recovery in the 2014 West Virginia Base Rate Case.

Big Sandy Plant, Unit 2 FGD Project (Vertically Integrated Utilities segment) (Applies to AEP)

In the third quarter of 2013, KPCo recorded a pretax write-off of $33 million in Asset Impairments and Other Related Charges on the statement of income primarily related to the Big Sandy Plant, Unit 2 FGD project as disallowed by the KPSC.

Muskingum River Plant, Unit 5 (Generation & Marketing segment) (Applies to AEP and OPCo)

In May 2013, the U.S. District Court for the Southern District of Ohio approved a modification to the consent decree, which was initially entered into in 2007, requiring certain types of pollution control equipment to be installed at certain AEP plants, including OPCo’s 600 MW Muskingum River Plant, Unit 5 (MR5) coal-fired generation plant.  Under the modification to the consent decree, OPCo had the option to cease burning coal and retire MR5 in 2015 or to cease burning coal in 2015 and complete a natural gas refueling project no later than June 2017.  In the second quarter of 2013, based on the approval of the modified consent decree and changes in other market factors, management re-evaluated potential courses of action with respect to the planned operation of MR5 and concluded that completion of a refueling project, which would have extended the useful life of MR5, is remote.  As a result, management completed an impairment analysis and concluded that MR5 was impaired.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of this generating unit was zero based on the lack of installed environmental control equipment and the nature and condition of this generating unit.  In the second quarter of 2013, management recorded a pretax impairment of $154 million in Asset Impairments and Other Related Charges on the statement of income which includes a $6 million pretax impairment of related material and supplies inventory.  The plant was retired in May 2015.

Appalachian Power Co [Member]
Dispositions and Impairments
DISPOSITIONS AND IMPAIRMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

DISPOSITIONS

2015

AEPRO (Corporate and Other) (Applies to AEP)

In October 2015, AEP signed a Purchase and Sale Agreement to sell its commercial barge transportation subsidiary, AEPRO, to a nonaffiliated party. The sale closed in November 2015 and resulted in a net gain of $253 million that was recorded in Income from Discontinued Operations, Net of Tax, on the statement of income. AEP received net cash proceeds from the sale of $491 million, which were immediately available for use in AEP’s continuing operations. The cash proceeds of $539 million were recorded in Discontinued Investing Activities on the statement of cash flows. These proceeds were reduced by a make whole payment on the extinguishment of AEPRO long-term debt of $32 million, which was recorded in Discontinued Financing Activities, and transaction costs of $16 million, which were recorded in Discontinued Operating Activities, on the statement of cash flows. The nonaffiliated party acquired AEPRO by purchasing all of the common stock of AEP Resources, Inc., the parent company of AEPRO.  The nonaffiliated party assumed certain assets and liabilities of AEPRO, excluding the equity method investment in IMT, pension and benefit assets and liabilities and debt obligations. Prior to the closing of the sale, AEP retired the debt obligations of AEPRO. AEP retained ownership of its captive barge fleet that delivers coal to the company’s regulated coal-fueled power plant units owned or leased by AEGCo, APCo, I&M, KPCo and WPCo.  AEP signed a contract with the nonaffiliated party to dispatch and schedule its captive barge fleet for the company’s regulated coal-fueled power plant units.  AEP also has a separate contract with the nonaffiliated party to barge coal for AGR. These agreements with the nonaffiliated party extend through the end of 2016.

In the third quarter of 2015, AEPRO was determined to be discontinued operations and subsequently classified as held for sale. The assets and liabilities were classified as Assets from Discontinued Operations and Liabilities from Discontinued Operations, respectively, on AEP’s balance sheet as of December 31, 2014 and as shown in the following table:

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

Results of operations of AEPRO have been classified as discontinued operations on AEP’s statements of income for the years ended December 31, 2015, 2014 and 2013 as shown in the following table:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

Muskingum River Plant (Generation & Marketing segment) (Applies to AEP)

In August 2015, AGR sold its retired Muskingum River Plant site including its associated Asset Retirement Obligations (ARO) to a nonaffiliated party.  AGR paid $48 million and the nonaffiliated party took ownership of the Muskingum River Plant site assets and assumed responsibility for environmental liabilities and ARO, including ash pond closure, asbestos abatement and decommissioning and demolition.  As a result of the sale, a net gain of $32 million was recognized and recorded in Other Operation on the statement of income.  The cash paid was recorded in Operating Activities on the statements of cash flows.

2013

Conesville Coal Preparation Company (Transmission and Distribution Utilities segment) (Applies to AEP and OPCo)

In April 2013, OPCo closed on the sale of its Conesville Coal Preparation Company.  This sale did not have a significant impact on OPCo’s financial statements.

IMPAIRMENTS

2013

Amos Plant, Unit 3 (Vertically Integrated Utilities segment) (Applies to AEP and APCo)

In July 2013, the Virginia SCC approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but, for rate purposes, reduced the proposed transfer price by $83 million pretax.  The Virginia jurisdictional share of the reduced price was approximately $39 million.  As a result of the Virginia order, in the fourth quarter of 2013, management recorded a pretax impairment of $39 million in Asset Impairments and Other Related Charges on the statement of income.  No impairment was recorded for the West Virginia jurisdictional share as these amounts were approved for recovery in the 2014 West Virginia Base Rate Case.

Big Sandy Plant, Unit 2 FGD Project (Vertically Integrated Utilities segment) (Applies to AEP)

In the third quarter of 2013, KPCo recorded a pretax write-off of $33 million in Asset Impairments and Other Related Charges on the statement of income primarily related to the Big Sandy Plant, Unit 2 FGD project as disallowed by the KPSC.

Muskingum River Plant, Unit 5 (Generation & Marketing segment) (Applies to AEP and OPCo)

In May 2013, the U.S. District Court for the Southern District of Ohio approved a modification to the consent decree, which was initially entered into in 2007, requiring certain types of pollution control equipment to be installed at certain AEP plants, including OPCo’s 600 MW Muskingum River Plant, Unit 5 (MR5) coal-fired generation plant.  Under the modification to the consent decree, OPCo had the option to cease burning coal and retire MR5 in 2015 or to cease burning coal in 2015 and complete a natural gas refueling project no later than June 2017.  In the second quarter of 2013, based on the approval of the modified consent decree and changes in other market factors, management re-evaluated potential courses of action with respect to the planned operation of MR5 and concluded that completion of a refueling project, which would have extended the useful life of MR5, is remote.  As a result, management completed an impairment analysis and concluded that MR5 was impaired.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of this generating unit was zero based on the lack of installed environmental control equipment and the nature and condition of this generating unit.  In the second quarter of 2013, management recorded a pretax impairment of $154 million in Asset Impairments and Other Related Charges on the statement of income which includes a $6 million pretax impairment of related material and supplies inventory.  The plant was retired in May 2015.

Indiana Michigan Power Co [Member]
Dispositions and Impairments
DISPOSITIONS AND IMPAIRMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

DISPOSITIONS

2015

AEPRO (Corporate and Other) (Applies to AEP)

In October 2015, AEP signed a Purchase and Sale Agreement to sell its commercial barge transportation subsidiary, AEPRO, to a nonaffiliated party. The sale closed in November 2015 and resulted in a net gain of $253 million that was recorded in Income from Discontinued Operations, Net of Tax, on the statement of income. AEP received net cash proceeds from the sale of $491 million, which were immediately available for use in AEP’s continuing operations. The cash proceeds of $539 million were recorded in Discontinued Investing Activities on the statement of cash flows. These proceeds were reduced by a make whole payment on the extinguishment of AEPRO long-term debt of $32 million, which was recorded in Discontinued Financing Activities, and transaction costs of $16 million, which were recorded in Discontinued Operating Activities, on the statement of cash flows. The nonaffiliated party acquired AEPRO by purchasing all of the common stock of AEP Resources, Inc., the parent company of AEPRO.  The nonaffiliated party assumed certain assets and liabilities of AEPRO, excluding the equity method investment in IMT, pension and benefit assets and liabilities and debt obligations. Prior to the closing of the sale, AEP retired the debt obligations of AEPRO. AEP retained ownership of its captive barge fleet that delivers coal to the company’s regulated coal-fueled power plant units owned or leased by AEGCo, APCo, I&M, KPCo and WPCo.  AEP signed a contract with the nonaffiliated party to dispatch and schedule its captive barge fleet for the company’s regulated coal-fueled power plant units.  AEP also has a separate contract with the nonaffiliated party to barge coal for AGR. These agreements with the nonaffiliated party extend through the end of 2016.

In the third quarter of 2015, AEPRO was determined to be discontinued operations and subsequently classified as held for sale. The assets and liabilities were classified as Assets from Discontinued Operations and Liabilities from Discontinued Operations, respectively, on AEP’s balance sheet as of December 31, 2014 and as shown in the following table:

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

Results of operations of AEPRO have been classified as discontinued operations on AEP’s statements of income for the years ended December 31, 2015, 2014 and 2013 as shown in the following table:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

Muskingum River Plant (Generation & Marketing segment) (Applies to AEP)

In August 2015, AGR sold its retired Muskingum River Plant site including its associated Asset Retirement Obligations (ARO) to a nonaffiliated party.  AGR paid $48 million and the nonaffiliated party took ownership of the Muskingum River Plant site assets and assumed responsibility for environmental liabilities and ARO, including ash pond closure, asbestos abatement and decommissioning and demolition.  As a result of the sale, a net gain of $32 million was recognized and recorded in Other Operation on the statement of income.  The cash paid was recorded in Operating Activities on the statements of cash flows.

2013

Conesville Coal Preparation Company (Transmission and Distribution Utilities segment) (Applies to AEP and OPCo)

In April 2013, OPCo closed on the sale of its Conesville Coal Preparation Company.  This sale did not have a significant impact on OPCo’s financial statements.

IMPAIRMENTS

2013

Amos Plant, Unit 3 (Vertically Integrated Utilities segment) (Applies to AEP and APCo)

In July 2013, the Virginia SCC approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but, for rate purposes, reduced the proposed transfer price by $83 million pretax.  The Virginia jurisdictional share of the reduced price was approximately $39 million.  As a result of the Virginia order, in the fourth quarter of 2013, management recorded a pretax impairment of $39 million in Asset Impairments and Other Related Charges on the statement of income.  No impairment was recorded for the West Virginia jurisdictional share as these amounts were approved for recovery in the 2014 West Virginia Base Rate Case.

Big Sandy Plant, Unit 2 FGD Project (Vertically Integrated Utilities segment) (Applies to AEP)

In the third quarter of 2013, KPCo recorded a pretax write-off of $33 million in Asset Impairments and Other Related Charges on the statement of income primarily related to the Big Sandy Plant, Unit 2 FGD project as disallowed by the KPSC.

Muskingum River Plant, Unit 5 (Generation & Marketing segment) (Applies to AEP and OPCo)

In May 2013, the U.S. District Court for the Southern District of Ohio approved a modification to the consent decree, which was initially entered into in 2007, requiring certain types of pollution control equipment to be installed at certain AEP plants, including OPCo’s 600 MW Muskingum River Plant, Unit 5 (MR5) coal-fired generation plant.  Under the modification to the consent decree, OPCo had the option to cease burning coal and retire MR5 in 2015 or to cease burning coal in 2015 and complete a natural gas refueling project no later than June 2017.  In the second quarter of 2013, based on the approval of the modified consent decree and changes in other market factors, management re-evaluated potential courses of action with respect to the planned operation of MR5 and concluded that completion of a refueling project, which would have extended the useful life of MR5, is remote.  As a result, management completed an impairment analysis and concluded that MR5 was impaired.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of this generating unit was zero based on the lack of installed environmental control equipment and the nature and condition of this generating unit.  In the second quarter of 2013, management recorded a pretax impairment of $154 million in Asset Impairments and Other Related Charges on the statement of income which includes a $6 million pretax impairment of related material and supplies inventory.  The plant was retired in May 2015.

Ohio Power Co [Member]
Dispositions and Impairments
DISPOSITIONS AND IMPAIRMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

DISPOSITIONS

2015

AEPRO (Corporate and Other) (Applies to AEP)

In October 2015, AEP signed a Purchase and Sale Agreement to sell its commercial barge transportation subsidiary, AEPRO, to a nonaffiliated party. The sale closed in November 2015 and resulted in a net gain of $253 million that was recorded in Income from Discontinued Operations, Net of Tax, on the statement of income. AEP received net cash proceeds from the sale of $491 million, which were immediately available for use in AEP’s continuing operations. The cash proceeds of $539 million were recorded in Discontinued Investing Activities on the statement of cash flows. These proceeds were reduced by a make whole payment on the extinguishment of AEPRO long-term debt of $32 million, which was recorded in Discontinued Financing Activities, and transaction costs of $16 million, which were recorded in Discontinued Operating Activities, on the statement of cash flows. The nonaffiliated party acquired AEPRO by purchasing all of the common stock of AEP Resources, Inc., the parent company of AEPRO.  The nonaffiliated party assumed certain assets and liabilities of AEPRO, excluding the equity method investment in IMT, pension and benefit assets and liabilities and debt obligations. Prior to the closing of the sale, AEP retired the debt obligations of AEPRO. AEP retained ownership of its captive barge fleet that delivers coal to the company’s regulated coal-fueled power plant units owned or leased by AEGCo, APCo, I&M, KPCo and WPCo.  AEP signed a contract with the nonaffiliated party to dispatch and schedule its captive barge fleet for the company’s regulated coal-fueled power plant units.  AEP also has a separate contract with the nonaffiliated party to barge coal for AGR. These agreements with the nonaffiliated party extend through the end of 2016.

In the third quarter of 2015, AEPRO was determined to be discontinued operations and subsequently classified as held for sale. The assets and liabilities were classified as Assets from Discontinued Operations and Liabilities from Discontinued Operations, respectively, on AEP’s balance sheet as of December 31, 2014 and as shown in the following table:

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

Results of operations of AEPRO have been classified as discontinued operations on AEP’s statements of income for the years ended December 31, 2015, 2014 and 2013 as shown in the following table:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

Muskingum River Plant (Generation & Marketing segment) (Applies to AEP)

In August 2015, AGR sold its retired Muskingum River Plant site including its associated Asset Retirement Obligations (ARO) to a nonaffiliated party.  AGR paid $48 million and the nonaffiliated party took ownership of the Muskingum River Plant site assets and assumed responsibility for environmental liabilities and ARO, including ash pond closure, asbestos abatement and decommissioning and demolition.  As a result of the sale, a net gain of $32 million was recognized and recorded in Other Operation on the statement of income.  The cash paid was recorded in Operating Activities on the statements of cash flows.

2013

Conesville Coal Preparation Company (Transmission and Distribution Utilities segment) (Applies to AEP and OPCo)

In April 2013, OPCo closed on the sale of its Conesville Coal Preparation Company.  This sale did not have a significant impact on OPCo’s financial statements.

IMPAIRMENTS

2013

Amos Plant, Unit 3 (Vertically Integrated Utilities segment) (Applies to AEP and APCo)

In July 2013, the Virginia SCC approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but, for rate purposes, reduced the proposed transfer price by $83 million pretax.  The Virginia jurisdictional share of the reduced price was approximately $39 million.  As a result of the Virginia order, in the fourth quarter of 2013, management recorded a pretax impairment of $39 million in Asset Impairments and Other Related Charges on the statement of income.  No impairment was recorded for the West Virginia jurisdictional share as these amounts were approved for recovery in the 2014 West Virginia Base Rate Case.

Big Sandy Plant, Unit 2 FGD Project (Vertically Integrated Utilities segment) (Applies to AEP)

In the third quarter of 2013, KPCo recorded a pretax write-off of $33 million in Asset Impairments and Other Related Charges on the statement of income primarily related to the Big Sandy Plant, Unit 2 FGD project as disallowed by the KPSC.

Muskingum River Plant, Unit 5 (Generation & Marketing segment) (Applies to AEP and OPCo)

In May 2013, the U.S. District Court for the Southern District of Ohio approved a modification to the consent decree, which was initially entered into in 2007, requiring certain types of pollution control equipment to be installed at certain AEP plants, including OPCo’s 600 MW Muskingum River Plant, Unit 5 (MR5) coal-fired generation plant.  Under the modification to the consent decree, OPCo had the option to cease burning coal and retire MR5 in 2015 or to cease burning coal in 2015 and complete a natural gas refueling project no later than June 2017.  In the second quarter of 2013, based on the approval of the modified consent decree and changes in other market factors, management re-evaluated potential courses of action with respect to the planned operation of MR5 and concluded that completion of a refueling project, which would have extended the useful life of MR5, is remote.  As a result, management completed an impairment analysis and concluded that MR5 was impaired.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of this generating unit was zero based on the lack of installed environmental control equipment and the nature and condition of this generating unit.  In the second quarter of 2013, management recorded a pretax impairment of $154 million in Asset Impairments and Other Related Charges on the statement of income which includes a $6 million pretax impairment of related material and supplies inventory.  The plant was retired in May 2015.

Public Service Co Of Oklahoma [Member]
Dispositions and Impairments
DISPOSITIONS AND IMPAIRMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

DISPOSITIONS

2015

AEPRO (Corporate and Other) (Applies to AEP)

In October 2015, AEP signed a Purchase and Sale Agreement to sell its commercial barge transportation subsidiary, AEPRO, to a nonaffiliated party. The sale closed in November 2015 and resulted in a net gain of $253 million that was recorded in Income from Discontinued Operations, Net of Tax, on the statement of income. AEP received net cash proceeds from the sale of $491 million, which were immediately available for use in AEP’s continuing operations. The cash proceeds of $539 million were recorded in Discontinued Investing Activities on the statement of cash flows. These proceeds were reduced by a make whole payment on the extinguishment of AEPRO long-term debt of $32 million, which was recorded in Discontinued Financing Activities, and transaction costs of $16 million, which were recorded in Discontinued Operating Activities, on the statement of cash flows. The nonaffiliated party acquired AEPRO by purchasing all of the common stock of AEP Resources, Inc., the parent company of AEPRO.  The nonaffiliated party assumed certain assets and liabilities of AEPRO, excluding the equity method investment in IMT, pension and benefit assets and liabilities and debt obligations. Prior to the closing of the sale, AEP retired the debt obligations of AEPRO. AEP retained ownership of its captive barge fleet that delivers coal to the company’s regulated coal-fueled power plant units owned or leased by AEGCo, APCo, I&M, KPCo and WPCo.  AEP signed a contract with the nonaffiliated party to dispatch and schedule its captive barge fleet for the company’s regulated coal-fueled power plant units.  AEP also has a separate contract with the nonaffiliated party to barge coal for AGR. These agreements with the nonaffiliated party extend through the end of 2016.

In the third quarter of 2015, AEPRO was determined to be discontinued operations and subsequently classified as held for sale. The assets and liabilities were classified as Assets from Discontinued Operations and Liabilities from Discontinued Operations, respectively, on AEP’s balance sheet as of December 31, 2014 and as shown in the following table:

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

Results of operations of AEPRO have been classified as discontinued operations on AEP’s statements of income for the years ended December 31, 2015, 2014 and 2013 as shown in the following table:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

Muskingum River Plant (Generation & Marketing segment) (Applies to AEP)

In August 2015, AGR sold its retired Muskingum River Plant site including its associated Asset Retirement Obligations (ARO) to a nonaffiliated party.  AGR paid $48 million and the nonaffiliated party took ownership of the Muskingum River Plant site assets and assumed responsibility for environmental liabilities and ARO, including ash pond closure, asbestos abatement and decommissioning and demolition.  As a result of the sale, a net gain of $32 million was recognized and recorded in Other Operation on the statement of income.  The cash paid was recorded in Operating Activities on the statements of cash flows.

2013

Conesville Coal Preparation Company (Transmission and Distribution Utilities segment) (Applies to AEP and OPCo)

In April 2013, OPCo closed on the sale of its Conesville Coal Preparation Company.  This sale did not have a significant impact on OPCo’s financial statements.

IMPAIRMENTS

2013

Amos Plant, Unit 3 (Vertically Integrated Utilities segment) (Applies to AEP and APCo)

In July 2013, the Virginia SCC approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but, for rate purposes, reduced the proposed transfer price by $83 million pretax.  The Virginia jurisdictional share of the reduced price was approximately $39 million.  As a result of the Virginia order, in the fourth quarter of 2013, management recorded a pretax impairment of $39 million in Asset Impairments and Other Related Charges on the statement of income.  No impairment was recorded for the West Virginia jurisdictional share as these amounts were approved for recovery in the 2014 West Virginia Base Rate Case.

Big Sandy Plant, Unit 2 FGD Project (Vertically Integrated Utilities segment) (Applies to AEP)

In the third quarter of 2013, KPCo recorded a pretax write-off of $33 million in Asset Impairments and Other Related Charges on the statement of income primarily related to the Big Sandy Plant, Unit 2 FGD project as disallowed by the KPSC.

Muskingum River Plant, Unit 5 (Generation & Marketing segment) (Applies to AEP and OPCo)

In May 2013, the U.S. District Court for the Southern District of Ohio approved a modification to the consent decree, which was initially entered into in 2007, requiring certain types of pollution control equipment to be installed at certain AEP plants, including OPCo’s 600 MW Muskingum River Plant, Unit 5 (MR5) coal-fired generation plant.  Under the modification to the consent decree, OPCo had the option to cease burning coal and retire MR5 in 2015 or to cease burning coal in 2015 and complete a natural gas refueling project no later than June 2017.  In the second quarter of 2013, based on the approval of the modified consent decree and changes in other market factors, management re-evaluated potential courses of action with respect to the planned operation of MR5 and concluded that completion of a refueling project, which would have extended the useful life of MR5, is remote.  As a result, management completed an impairment analysis and concluded that MR5 was impaired.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of this generating unit was zero based on the lack of installed environmental control equipment and the nature and condition of this generating unit.  In the second quarter of 2013, management recorded a pretax impairment of $154 million in Asset Impairments and Other Related Charges on the statement of income which includes a $6 million pretax impairment of related material and supplies inventory.  The plant was retired in May 2015.

Southwestern Electric Power Co [Member]
Dispositions and Impairments
DISPOSITIONS AND IMPAIRMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

DISPOSITIONS

2015

AEPRO (Corporate and Other) (Applies to AEP)

In October 2015, AEP signed a Purchase and Sale Agreement to sell its commercial barge transportation subsidiary, AEPRO, to a nonaffiliated party. The sale closed in November 2015 and resulted in a net gain of $253 million that was recorded in Income from Discontinued Operations, Net of Tax, on the statement of income. AEP received net cash proceeds from the sale of $491 million, which were immediately available for use in AEP’s continuing operations. The cash proceeds of $539 million were recorded in Discontinued Investing Activities on the statement of cash flows. These proceeds were reduced by a make whole payment on the extinguishment of AEPRO long-term debt of $32 million, which was recorded in Discontinued Financing Activities, and transaction costs of $16 million, which were recorded in Discontinued Operating Activities, on the statement of cash flows. The nonaffiliated party acquired AEPRO by purchasing all of the common stock of AEP Resources, Inc., the parent company of AEPRO.  The nonaffiliated party assumed certain assets and liabilities of AEPRO, excluding the equity method investment in IMT, pension and benefit assets and liabilities and debt obligations. Prior to the closing of the sale, AEP retired the debt obligations of AEPRO. AEP retained ownership of its captive barge fleet that delivers coal to the company’s regulated coal-fueled power plant units owned or leased by AEGCo, APCo, I&M, KPCo and WPCo.  AEP signed a contract with the nonaffiliated party to dispatch and schedule its captive barge fleet for the company’s regulated coal-fueled power plant units.  AEP also has a separate contract with the nonaffiliated party to barge coal for AGR. These agreements with the nonaffiliated party extend through the end of 2016.

In the third quarter of 2015, AEPRO was determined to be discontinued operations and subsequently classified as held for sale. The assets and liabilities were classified as Assets from Discontinued Operations and Liabilities from Discontinued Operations, respectively, on AEP’s balance sheet as of December 31, 2014 and as shown in the following table:

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

Results of operations of AEPRO have been classified as discontinued operations on AEP’s statements of income for the years ended December 31, 2015, 2014 and 2013 as shown in the following table:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

Muskingum River Plant (Generation & Marketing segment) (Applies to AEP)

In August 2015, AGR sold its retired Muskingum River Plant site including its associated Asset Retirement Obligations (ARO) to a nonaffiliated party.  AGR paid $48 million and the nonaffiliated party took ownership of the Muskingum River Plant site assets and assumed responsibility for environmental liabilities and ARO, including ash pond closure, asbestos abatement and decommissioning and demolition.  As a result of the sale, a net gain of $32 million was recognized and recorded in Other Operation on the statement of income.  The cash paid was recorded in Operating Activities on the statements of cash flows.

2013

Conesville Coal Preparation Company (Transmission and Distribution Utilities segment) (Applies to AEP and OPCo)

In April 2013, OPCo closed on the sale of its Conesville Coal Preparation Company.  This sale did not have a significant impact on OPCo’s financial statements.

IMPAIRMENTS

2013

Amos Plant, Unit 3 (Vertically Integrated Utilities segment) (Applies to AEP and APCo)

In July 2013, the Virginia SCC approved the transfer of OPCo’s two-thirds interest in the Amos Plant, Unit 3 to APCo but, for rate purposes, reduced the proposed transfer price by $83 million pretax.  The Virginia jurisdictional share of the reduced price was approximately $39 million.  As a result of the Virginia order, in the fourth quarter of 2013, management recorded a pretax impairment of $39 million in Asset Impairments and Other Related Charges on the statement of income.  No impairment was recorded for the West Virginia jurisdictional share as these amounts were approved for recovery in the 2014 West Virginia Base Rate Case.

Big Sandy Plant, Unit 2 FGD Project (Vertically Integrated Utilities segment) (Applies to AEP)

In the third quarter of 2013, KPCo recorded a pretax write-off of $33 million in Asset Impairments and Other Related Charges on the statement of income primarily related to the Big Sandy Plant, Unit 2 FGD project as disallowed by the KPSC.

Muskingum River Plant, Unit 5 (Generation & Marketing segment) (Applies to AEP and OPCo)

In May 2013, the U.S. District Court for the Southern District of Ohio approved a modification to the consent decree, which was initially entered into in 2007, requiring certain types of pollution control equipment to be installed at certain AEP plants, including OPCo’s 600 MW Muskingum River Plant, Unit 5 (MR5) coal-fired generation plant.  Under the modification to the consent decree, OPCo had the option to cease burning coal and retire MR5 in 2015 or to cease burning coal in 2015 and complete a natural gas refueling project no later than June 2017.  In the second quarter of 2013, based on the approval of the modified consent decree and changes in other market factors, management re-evaluated potential courses of action with respect to the planned operation of MR5 and concluded that completion of a refueling project, which would have extended the useful life of MR5, is remote.  As a result, management completed an impairment analysis and concluded that MR5 was impaired.  Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of this generating unit was zero based on the lack of installed environmental control equipment and the nature and condition of this generating unit.  In the second quarter of 2013, management recorded a pretax impairment of $154 million in Asset Impairments and Other Related Charges on the statement of income which includes a $6 million pretax impairment of related material and supplies inventory.  The plant was retired in May 2015.